Sales And Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of detailed information about sales and marketing expenses

	2022	2021	2020
Media and advertising	8,108	6,386	1,502
Employee-related cost	8,094	4,813	2,265
Online marketing	2,956	9,578	5,447
Cost of arranging flexible payment option for clients	2,031	753	45
Share-based compensation expense	1,354	1,013	81
Outsourcing services	258	46	115
Other sales and marketing expenses	1,707	946	560

	24,508	23,535	10,015